SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS USED IN THE FAIR VALUE (Details) - $ / shares	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Equity [Abstract]
Risk-free interest rate		1.50%	1.50%
Expected life of options		10 years	10 years
Expected annualized volatility		96.56%	96.56%
Dividend rate	(0.00%)		0.00%
Weighted average fair value of options granted		$ 10.17	$ 10.17